SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2019
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2019
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$6,684,047	$19,151,952	$13,973,843	$7,483,923
Expenses	368,199	280,497	388,781	697,244

Net income	$6,315,848	$18,871,455	$13,585,062	$6,786,679

Net income per unit	$0.481	$1.438	$1.035	$0.517

	2018
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$4,766,971	$14,237,447	$10,924,999	$4,565,998
Expenses	295,046	240,493	227,330	309,121

Net income	$4,471,925	$13,996,954	$10,697,669	$4,256,877

Net income per unit	$0.341	$1.067	$0.815	$0.324